SCHEDULE OF COMPENSATION TO KEY MANAGEMENT PERSONNEL (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Salaries		$ 2,010,479	$ 1,782,297	$ 1,501,058
Share-based payments	[1]	1,711,716	2,077,333	2,144,930
Total		$ 3,722,195	$ 3,859,630	$ 3,645,988

[1]	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.